DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.    DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Embark Technology, Inc. was originally incorporated in Delaware on September 25, 2020 under the name Northern Genesis Acquisition Corp. II (“NGA”). The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On November 10, 2021 (the “Closing Date”), the Company (at such time named Northern Genesis Acquisition Corp. II) consummated the business combination (the “Business Combination”) pursuant to the Agreement and Plan of Merger, dated June 22, 2021 with the pre-Business Combination Embark Trucks, Inc. In connection with the consummation of the Business Combination, the Company changed its name from Northern Genesis Acquisition Corp. II to Embark Technology, Inc.

The Merger was accounted for as a reverse recapitalization with Embark as the accounting acquirer and NGA as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the financial statements represent the accounts of Embark as if Embark is the predecessor to the Company. The shares and net loss per common share, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio established in the Merger (2.98 shares of Company Class A common stock for 1 share of Embark Class A common stock).

The principal activities of Embark Technology, Inc. (“Embark” or the “Company”) include design and development of autonomous driving software for the truck freight industry. The Company is headquartered in San Francisco, California and was incorporated in the State of Delaware in 2016. The Company has no subsidiaries as of December 31, 2021 and 2020.

The Company has devoted substantially all of its resources to develop its autonomous truck technology, to enable and expand its route models — transfer point and direct-to-customer, to expand its partnerships with shippers and carriers, to raising capital, and providing general and administrative support for these operations. The Company has not generated revenues from its principal operations through December 31, 2021.

Prior to the Merger, NGA ordinary shares and warrants were traded on the New York Stock Exchange (“NYSE”) under the ticker symbols “NGAB” and “NGAB.WS”, respectively. On the Closing Date, the Company’s Class A common stock and warrants began trading on the NASDAQ under the ticker symbols “EMBK” and “EMBKW”, respectively. One of the primary purposes of the Merger was to provide a platform for Embark to gain access to the U.S. capital markets. See Note 3 – Business Combination, for additional details.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Liquidity and Capital Resources

On November 10, 2021, we consummated the Business Combination generating net increase in cash of $243.9 million, net of transaction costs for the Business Combination of $70.2 million.

The Company has incurred losses from operations since inception. The Company incurred net losses of $124.2 million and $21.5 million, for the years ended December 31, 2021 and 2020, respectively, and Accumulated deficit amounts to $182.9 million, and $58.7 million, as of December 31, 2021 and 2020, respectively. Net cash used in operating activities was $64.9 million and $19.1 million, for the years ended December 31, 2021 and 2020, respectively.

The Company’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. As of December 31, 2021 and 2020, the Company’s balance of cash and cash equivalents was $264.6 million and $11.1 million, respectively. As of December 31, 2021and 2020, the Company’s balance of available-for-sale investments was $0.0 million and $53.6 million, respectively.

Based on cash flow projections from operating and financing activities and existing balance of cash and cash equivalents and investments, management is of the opinion that the Company has sufficient funds for sustainable operations, and it will be able to meet its payment obligations from operations and debt related commitments for at least one year from the issuance date of these financial statements. Based on the above considerations, the Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

The Company’s ability to continue as a going concern is dependent on management’s ability to control operating costs and demonstrate progress against its technical roadmap. This involves developing new capabilities for the Embark Driver software and improving the reliability and performance of the software on public roads. Demonstrating ongoing technical progress will enable the Company to obtain funds from outside sources of financing, including financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures.

On August 25, 2021 and August 27, 2021, the Company entered into commitment letters (collectively, the “Commitment Letters”) with certain investors (collectively, the “Investors”) pursuant to which such Investors each provided a commitment to invest, upon the Company’s election, up to $5 million in the Company in the form of Series C Preferred Stock of the Company in the event that the merger agreement entered into on June 22, 2021, by and among Northern Genesis Acquisition Corp. II, NGAB Merger Sub Inc. and the Company (the “Merger Agreement”) is terminated and the transactions contemplated thereby (collectively the “Business Combination”) is not consummated. The Business Combination was completed, and each of the Investor’s obligations under the applicable Commitment Letter were terminated in November 2021.

Fiscal Periods

The Company’s fiscal year begins on January 1 and ends of December 31. The Company refers to the fiscal years as “fiscal year 2022”, “fiscal year 2021” and “fiscal year 2020”.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes- Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Segment Information

Under Accounting Standards Codification (“ASC 280”), Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company operates in one segment, the truck business unit, which is focused on enhancing self-driving truck software technology. Therefore, the Company’s chief executive officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance. All long-lived assets are maintained in, and all losses are attributable to, the United States of America.

Concentration of Risks

Our financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and short-term investments. We maintain our cash and cash equivalents, restricted cash and investments with high-quality financial institutions with investment-grade ratings. A majority of the cash balances are with U.S. banks and are insured to the extent defined by the Federal Deposit Insurance Corporation.

Impact of COVID-19

The outbreak of the novel coronavirus COVID-19, which was declared a global pandemic by the World Health Organization on March 11, 2020 has led to adverse impacts on the U.S. and global economies and has impacted and continues to impact the Company’s supply chain, and operations. Even though the Company has taken measures to adapt to operating in this challenging environment, the pandemic could further affect the Company’s operations and the operations of suppliers and vendors due to additional shelter- in-place and other governmental orders, facility closures, travel and logistics restrictions, or other factors as circumstances continue to evolve. In response to this pandemic, many jurisdictions in which the Company operates issued stay-at-home orders and other measures aimed at slowing the spread of the virus. While the Company remains open in accordance with guidance from local authorities, the Company experienced a temporary pause in testing of its research and development truck fleet and operations in response to the stay- at-home orders in calendar year 2021. The impacts from stay-at-home orders and other updated local government indoor operation measures are no longer impacting the Company’s operations in 2021, however, there remains uncertainty around the potential disruptions the pandemic could cause looking forward. The Company has instituted policies across its offices to ensure compliance with these updated guidelines. At current, these changes have not impacted the Company’s operations. In response to the Delta and Omicron variants, local governments updated their guidelines for indoor operations. Therefore, the related financial impact and duration cannot be reasonably estimated at this time.